Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive “compensation actually paid” (“CAP”) to our CEO and non-CEO
NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Securities and Exchange Act of 1934 (the “Pay Versus Performance Rules”). For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Baur ($)	Compensation Actually Paid to CEO ($) (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)(2)(3)	ScanSource, Inc. Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income (in millions) ($)	Adjusted EBITDA ($) (5)

2023	5,657,484	5,155,039	1,839,235	1,709,711	123	159	89.8	182.6

2022	5,647,684	7,297,747	2,050,989	2,464,805	129	130	88.8	166.7

2021	6,637,813	7,618,769	1,433,835	1,572,107	117	168	10.8	117.9

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2023		2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$5,657,484	$1,839,235	$5,647,684	$2,050,989	$6,637,813	$1,433,835

Adjustments for Pension

Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0

Amount added for current year service cost	$0	$0	$0	$0	$0	$0

Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0

Total Adjustments for Pension	$0	$0	$0	$0	$0	$0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	($3,229,036)	($947,223)	($2,331,320)	($824,430)	($3,690,662)	($633,904)

Year-end fair value of unvested awards granted in the current year	$3,093,126	$914,109	$2,751,537	$986,537	$4,490,976	$741,513

Year-over-year difference of year-end fair values for unvested awards granted in prior years	($386,870)	($92,141)	$614,269	$113,848	$123,216	$30,003

Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$19,557	$0	$0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$20,335	($4,269)	$615,578	$118,304	$57,426	$660

Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0

Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0

Total Adjustments for Equity Awards	($502,445)	($129,524)	$1,650,063	$413,816	$980,956	$138,272

Compensation Actually Paid (as calculated)	$5,155,039	$1,709,711	$7,297,747	$2,464,805	$7,618,769	$1,572,107

(2)	Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Stephen T. Jones, John C. Eldh (Former), Shana C. Smith, Rachel A. Hayden
2022: Stephen T. Jones, John C. Eldh, Rachel A. Hayden, Matthew S. Dean (Former)

2021: Stephen T. Jones, John C. Eldh, Rachel A. Hayden, Matthew S. Dean, Gerald Lyons (Former)

(4)	The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index.
(5)
We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2023. Adjusted EBITDA is a non-GAAP
financial measure that includes the following:
non-GAAP
operating income;
non-GAAP
net income;
non-GAAP
EPS; adjusted earnings before interest expense, income taxes, depreciation, and amortization. Please refer to page 27 in our annual report for a reconciliation of net income to Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Stephen T. Jones, John C. Eldh (Former), Shana C. Smith, Rachel A. Hayden
2022: Stephen T. Jones, John C. Eldh, Rachel A. Hayden, Matthew S. Dean (Former)

2021: Stephen T. Jones, John C. Eldh, Rachel A. Hayden, Matthew S. Dean, Gerald Lyons (Former)

Peer Group Issuers, Footnote	The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index.
PEO Total Compensation Amount	$ 5,657,484	$ 5,647,684	$ 6,637,813
PEO Actually Paid Compensation Amount	$ 5,155,039	7,297,747	7,618,769
Adjustment To PEO Compensation, Footnote

	2023		2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$5,657,484	$1,839,235	$5,647,684	$2,050,989	$6,637,813	$1,433,835

Adjustments for Pension

Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0

Amount added for current year service cost	$0	$0	$0	$0	$0	$0

Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0

Total Adjustments for Pension	$0	$0	$0	$0	$0	$0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	($3,229,036)	($947,223)	($2,331,320)	($824,430)	($3,690,662)	($633,904)

Year-end fair value of unvested awards granted in the current year	$3,093,126	$914,109	$2,751,537	$986,537	$4,490,976	$741,513

Year-over-year difference of year-end fair values for unvested awards granted in prior years	($386,870)	($92,141)	$614,269	$113,848	$123,216	$30,003

Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$19,557	$0	$0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$20,335	($4,269)	$615,578	$118,304	$57,426	$660

Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0

Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0

Total Adjustments for Equity Awards	($502,445)	($129,524)	$1,650,063	$413,816	$980,956	$138,272

Compensation Actually Paid (as calculated)	$5,155,039	$1,709,711	$7,297,747	$2,464,805	$7,618,769	$1,572,107

Non-PEO NEO Average Total Compensation Amount	$ 1,839,235	2,050,989	1,433,835
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,709,711	2,464,805	1,572,107
Adjustment to Non-PEO NEO Compensation Footnote

	2023		2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$5,657,484	$1,839,235	$5,647,684	$2,050,989	$6,637,813	$1,433,835

Adjustments for Pension

Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0

Amount added for current year service cost	$0	$0	$0	$0	$0	$0

Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0

Total Adjustments for Pension	$0	$0	$0	$0	$0	$0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	($3,229,036)	($947,223)	($2,331,320)	($824,430)	($3,690,662)	($633,904)

Year-end fair value of unvested awards granted in the current year	$3,093,126	$914,109	$2,751,537	$986,537	$4,490,976	$741,513

Year-over-year difference of year-end fair values for unvested awards granted in prior years	($386,870)	($92,141)	$614,269	$113,848	$123,216	$30,003

Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$19,557	$0	$0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$20,335	($4,269)	$615,578	$118,304	$57,426	$660

Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0

Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0

Total Adjustments for Equity Awards	($502,445)	($129,524)	$1,650,063	$413,816	$980,956	$138,272

Compensation Actually Paid (as calculated)	$5,155,039	$1,709,711	$7,297,747	$2,464,805	$7,618,769	$1,572,107

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link CAP to our NEOs for fiscal 2023 to Company performance:

Most Important Financial Performance Measures

Adjusted EBITDA

Revenue

ROIC

EPS

Total Shareholder Return Amount	$ 123	129	117
Peer Group Total Shareholder Return Amount	159	130	168
Net Income (Loss)	$ 89,800,000	$ 88,800,000	$ 10,800,000
Company Selected Measure Amount	182.6	166.7	117.9
PEO Name	Baur
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2023. Adjusted EBITDA is a non-GAAP
financial measure that includes the following:
non-GAAP
operating income;
non-GAAP
net income;
non-GAAP
	EPS; adjusted earnings before interest expense, income taxes, depreciation, and amortization. Please refer to page 27 in our annual report for a reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
PEO | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment for grant date values in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,229,036)	(2,331,320)	(3,690,662)
PEO | Yearend fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,093,126	2,751,537	4,490,976
PEO | Yearoveryear difference of yearend fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(386,870)	614,269	123,216
PEO | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,335	615,578	57,426
PEO | Forfeitures during current year equal to prior yearend fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(502,445)	1,650,063	980,956
Non-PEO NEO | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustment for grant date values in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(947,223)	(824,430)	(633,904)
Non-PEO NEO | Yearend fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	914,109	986,537	741,513
Non-PEO NEO | Yearoveryear difference of yearend fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,141)	113,848	30,003
Non-PEO NEO | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	19,557	0
Non-PEO NEO | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,269)	118,304	660
Non-PEO NEO | Forfeitures during current year equal to prior yearend fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (129,524)	$ 413,816	$ 138,272